UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square Suite 200,  Franklin, TN   37064

(Address of principal executive offices)(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL MANAGEMENT TRUST

Satuit Capital U.S. Emerging Companies Fund (SATMX)

Satuit Capital U.S. Small Cap Fund (SATSX)

Satuit Capital U.S. SMID Cap Fund (SATDX)

APRIL 30, 2014

(UNAUDITED)

Satuit Capital U.S. Emerging Companies Fund

Portfolio Illustration (Unaudited)

April 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. Small Cap Fund

Portfolio Illustration (Unaudited)

April 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. SMID Cap Fund

Portfolio Illustration (Unaudited)

April 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 99.03%

Broadwoven Fabric Mills, Cotton - 0.23%
23,600	Culp, Inc.	$ 425,980

Communications Equipment, NEC - 1.03%
209,620	Turtle Beach Corp.	1,930,600

Crude Petroleum & Natural Gas - 3.16%
168,410	Ring Energy, Inc. *	3,098,744
240,900	Synergy Resources Corp. *	2,804,076
		5,902,820
Deep Sea Foreign Transportation of Freight - 1.14%
163,000	Ardmore Shipping Corp.	2,125,520

Electromedical & Electrotherapeutic Apparatus - 1.40%
107,100	Cynosure, Inc., Class A *	2,628,234

Electronic Computers - 2.86%
86,500	Omnicell, Inc. *	2,290,520
150,000	Super Micro Computer, Inc. *	3,054,000
		5,344,520
Engines & Turbines - 1.63%
36,900	Power Solutions International, Inc. *	3,053,475

Fabricated Plate Work (Boiler Shops) - 1.09%
116,200	Global Power Equipment Group, Inc.	2,036,986

Fabricated Rubber Products, NEC - 1.27%
315,000	The Female Health Co.	2,381,400

Finance Services - 1.06%
127,000	Walker & Dunlop, Inc. *	1,991,360

Fire, Marine & Casualty Insurance - 1.30%
195,000	Maiden Holdings, Ltd. (Bermuda)	2,301,000
10,000	National General Holdings Corp.	138,700
		2,439,700
Food and Kindred Products - 1.11%
132,900	Amira Nature Foods, Ltd. (United Arab Emirates) *	2,067,924

General Building Contractors-Residential - 0.68%
92,000	Installed Building Products, Inc. *	1,279,720

Household Furniture - 0.52%
70,278	Hooker Furniture Corp.	973,350

In Vitro & In Vivo Diagnostic Substances - 2.45%
622,000	Immunomedics, Inc. *	2,618,620
79,800	Trinity Biotech PLC, ADR *	1,955,898
		4,574,518
Industrial & Commercial Fans, Blowers & Air Purifying Equipment - 1.13%
133,591	Ceco Environmental Corp.	2,122,761

Instruments For Measuring & Testing - 1.54%
300,000	LTX-Credence Corp. *	2,889,000

Metal Forgings & Stampings - 2.92%
54,500	Park-Ohio Holdings Corp. *	3,182,255
115,500	Shiloh Industries, Inc. *	2,279,970
		5,462,225
Metal Mining - 1.16%
315,000	American Eagle Energy Corp. *	2,173,500

Miscellaneous Food Preparations & Kindred Products - 1.71%
265,550	Inventure Foods, Inc. *	3,191,911

Motor Vehicle Parts & Accessories - 1.24%
64,000	Gentherm, Inc. *	2,326,400

Motorcycles, Bicycles, & Parts - 0.83%
91,200	Fox Factory Holding Corp. *	1,549,488

National Commercial Banks - 2.90%
451,300	Intervest Bancshares Corp., Class A *	3,416,341
125,000	LCNB Corp.	2,000,000
		5,416,341
Newspapers: Publishing or Publishing and Printing - 0.49%
115,463	Journal Communications, Inc., Class A *	926,013

Oil & Gas Field Machinery & Equipment - 2.24%
108,994	Bolt Technology Corp.	1,839,819
118,000	Tesco Corp.	2,360,000
		4,199,819
Oil, Gas Field Services, NEC - 1.32%
80,200	Natural Gas Services Group, Inc. *	2,461,338

Optical Instruments & Lenses - 1.11%
198,600	Nova Measuring Instruments, Ltd. (Israel) *	2,085,300

Ordnance & Accessories - 1.13%
131,000	TASER International, Inc. *	2,115,650

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.25%
112,300	Exactech, Inc. *	2,495,306
207,000	Symmetry Medical, Inc. *	1,709,820
		4,205,126
Paper Mills - 0.96%
66,800	Orchids Paper Products Co.	1,794,916

Pharmaceutical Preparations - 1.11%
87,300	BioSpecifics Technologies Corp. *	2,071,629

Railroads, Line-Haul Operating & Equipment - 0.54%
58,200	Providence & Worcester Railroad Co.	1,006,918

Retail-Auto Dealers & Gasoline Stations - 1.00%
174,600	West Marine, Inc. *	1,868,220

Retail-Eating Places - 5.19%
113,000	Del Frisco's Restaurant Group, Inc. *	2,939,130
602,000	Diversified Restaurant Holdings, Inc. *	3,016,020
87,200	Kona Grill, Inc. *	2,044,840
135,000	Ruth's Hospitality Group, Inc.	1,699,650
		9,699,640
Retail-Family Clothing Stores - 0.31%
47,000	Stein Mart, Inc.	587,500

Retail-Retail Stores, NEC - 2.45%
479,000	1-800-Flowers.com, Inc. *	2,610,550
115,000	Kirkland's, Inc. *	1,967,650
		4,578,200
Retail-Women's Clothing Stores - 1.12%
335,700	Christopher & Banks Corp. *	2,094,768

Savings Institution, Federally Chartered - 2.81%
72,271	1st Constitution Bancorp *	753,064
500,000	Atlantic Coast Financial Corp. *	2,150,000
24,500	BofI Holding, Inc. *	1,974,945
27,600	HF Financial Corp.	378,120
		5,256,129
Security Brokers, Dealers & Flotation Companies - 1.08%
78,000	FBR & Co. *	2,012,400

Semiconductors & Related Devices - 4.90%
92,100	Ambarella, Inc. *	2,288,685
235,000	Applied Micro Circuits Corp. *	2,281,850
202,300	IXYS Corp.	2,182,817
45,900	NVE Corp. *	2,410,209
		9,163,561
Services-Business Services - 3.55%
139,300	Everyday Health, Inc. *	1,962,737
160,400	Radware, Ltd. *	2,651,412
123,500	Reis, Inc. *	2,032,810
		6,646,959
Services-Commercial Physical & Biological Research - 0.97%
151,000	Exact Sciences Corp. *	1,812,000

Services-Computer Integrated System Designs - 0.36%
52,100	The KEYW Holding Corp. *	669,485

Services-Computer Processing & Data Preparation - 0.59%
48,336	Carbonite, Inc. *	478,043
190,000	Zix Corp. *	623,200
		1,101,243
Services-Computer Programming Services - 1.49%
152,500	Perficient, Inc. *	2,786,175

Services-Equipment Rental & Leasing, NEC - 0.19%
16,700	CAI International, Inc. *	363,225

Services-Health Services - 1.22%
74,000	US Physical Therapy, Inc.	2,282,900

Services-Medical Laboratories - 1.77%
126,500	Cancer Genetics, Inc. *	1,859,550
112,800	Veracyte, Inc. *	1,444,968
		3,304,518
Services-Prepackaged Software - 2.53%
270,000	IntraLinks Holdings, Inc. *	2,470,500
150,000	Tangoe, Inc. *	2,256,000
		4,726,500
Ship & Boating Building & Repairing - 1.16%
97,300	Malibu Boats, Inc., Class A *	2,165,898

Special Industry Machinery, NEC - 2.04%
208,000	Manitex International, Inc. *	3,423,680
200,000	Mattson Technology, Inc.	398,000
		3,821,680
State Commercial Banks - 8.14%
119,000	Central Pacific Financial Corp. *	2,233,630
298,000	Community Bankers Trust Corp. *	1,236,700
128,270	Customers Bancorp, Inc. *	2,825,788
30,927	First Capital Bancorp, Inc. *	131,440
75,000	First NBC Bank Holding Co. *	2,332,500
190,680	Monarch Financial Holding, Inc.	2,164,218
26,000	Mutualfirst Financial, Inc.	488,150
203,800	Northeast Bancorp	1,980,936
53,700	Southern National Bancorp of Virginia, Inc. *	555,258
10,000	State Bank Financial Corp.	165,800
181,954	Xenith Bankshares, Inc. *	1,109,919
		15,224,339
Surety Insurance - 0.38%
62,303	NMI Holdings, Inc., Class A*	707,139

Surgical & Medical Instruments - 4.32%
210,495	Amedica Corp. *	1,410,317
245,000	Lemaitre Vascular, Inc.	2,011,450
97,000	SurModics, Inc. *	2,110,720
116,000	Vascular Solutions, Inc. *	2,541,560
		8,074,047
Telephone Communications (No Radio Telephone) - 2.56%
245,000	8x8, Inc. *	2,376,500
628,000	Vonage Holdings Corp. *	2,411,520
		4,788,020
Trucking (No Local) - 1.96%
95,000	Celadon Group, Inc.	2,185,950
59,800	Universal Truckload Services, Inc. *	1,474,668
		3,660,618
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.43%
290,600	Aegean Marine Petroleum Network, Inc. (Greece)	2,682,238

TOTAL FOR COMMON STOCKS (Cost $164,861,412) - 99.03%		185,231,844

WARRANTS - 0.00%
37,500	Horizon Pharma, Inc. 9/25/2017 (a)(b) *	-
TOTAL FOR WARRANTS (Cost $0) - 0.00%		-

TOTAL INVESTMENTS (Cost $164,861,412) - 99.03%		185,231,844

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.97%		1,809,054

NET ASSETS - 100.00%		$ 187,040,898

(a) Security is noted to be a Level 2 security. See Note 1.
(b) Exercise price is $4.57.
ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 91.06%

Air Transportation, Scheduled - 2.43%
60	Alaska Air Group, Inc. *	$ 5,645
100	Spirit Airlines, Inc. *	5,684
		11,329
Air-Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 2.05%
175	AAON, Inc.	4,961
55	Lennox International, Inc.	4,611
		9,572
Biological Products (No Diagnostic Substances) - 1.09%
600	PDL BioPharma, Inc.	5,094

Carpets & Rugs - 0.91%
235	Interface, Inc.	4,228

Chemical & Allied Product - 1.12%
240	OCI Partners LP	5,234

Commercial Printing - 0.89%
105	Vistaprint N.V. (Netherlands) *	4,144

Computer Peripheral Equipment - 0.95%
330	Logitech International SA (Switzerland)*	4,439

Construction Special Trade Contractors - 2.08%
190	Argan, Inc. *	5,086
150	Matrix Service Co. *	4,645
		9,731
Crude Petroleum & Natural Gas - 5.70%
75	Gulfport Energy Corp. *	5,525
120	Oasis Petroleum, Inc. *	5,581
185	Rice Energy, Inc. *	5,494
170	Sanchez Energy Corp. *	4,808
445	Synergy Resources Corp. *	5,180
		26,588
Cut Stone & Stone Products - 0.95%
85	CaesarStone Sdot-Yam, Ltd. (Israel) *	4,435

Drilling Oil & Gas Wells - 1.16%
350	Northern Oil and Gas, Inc. *	5,401

Engines & Turbines - 1.51%
85	Power Solutions International, Inc. *	7,034

Fabricated Plate Work (Boiler Shops) - 0.96%
255	Global Power Equipment Group, Inc.	4,470

Fabricated Structural Metal Products - 0.91%
70	Proto Labs, Inc. *	4,238

Farm Machinery & Equipment - 1.14%
100	Alamo Group, Inc.	5,312

Fire, Marine & Casualty Insurance - 3.38%
150	AmTrust Financial Services, Inc.	5,801
400	Maiden Holdings, Ltd.	4,720
335	Third Point Reinsurance, Ltd. *	5,239
		15,760
General Industrial Machinery & Equipment - 1.19%
80	Zebra Technologies Corp. Class A *	5,555

Household Furniture - 0.96%
185	La-Z-Boy, Inc.	4,483

In Vitro & In Vivo Diagnostic Substances - 1.02%
1,135	Immunomedics, Inc. *	4,778

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.11%
325	CECO Environmental Corp.	5,164

Industrial Trucks, Tractors, Trailers & Stackers - 0.93%
45	Hyster-Yale Materials Handling, Inc.	4,338

Lessors of Real Property, NEC - 1.02%
140	HFF, Inc.	4,760

Lumber & Wood Products (No Furniture) - 0.94%
175	Boise Cascade Co. *	4,379

Measuring & Controlling Devices, NEC - 1.03%
75	Measurement Specialties, Inc. *	4,826

Motor Homes - 1.11%
85	Thor Industries, Inc.	5,174

Motor Vehicle Parts & Accessories - 5.08%
260	American Axle & Manufacturing Holdings, Inc. *	4,589
215	Gentherm, Inc. *	7,815
235	Remy International, Inc.	6,232
85	Tenneco, Inc. *	5,089
		23,725
Newspapers: Publishing or Publishing & Printing - 0.98%
570	Journal Communications, Inc., Class A *	4,571

Oil & Gas Field Exploration Services - 1.12%
410	Kodiak Oil & Gas Corp.	5,211

Oil & Gas Field Services, NBC - 1.12%
170	Natural Gas Services Group, Inc. *	5,217

Operative Builders - 1.00%
220	Taylor Morrison Home Corp., Class A*	4,666

Ordnance & Accessories (No Vehicle/Guided Missiles) - 0.92%
265	TASER International, Inc. *	4,280

Pharmaceutical Preparations - 1.00%
135	Lannett Co. *	4,662

Retail - Computer & Computer Software - 1.10%
130	GameStop Corp., Class A*	5,158

Retail-Eating Places - 5.05%
210	Bloomin' Brands, Inc. *	4,477
95	Brinker International, Inc.	4,668
35	Buffalo Wild Wings, Inc. *	5,114
190	Del Frisco's Restaurant Group, Inc. *	4,942
120	Fiesta Restaurant Group, Inc. *	4,393
		23,594
Retail-Family Clothing Stores - 0.96%
360	Stein Mart, Inc. *	4,500

Retail - Retail Stores, NEC - 1.12%
570	Parametric Sound Corp. *	5,250

Retail - Shoe Stores - 1.30%
220	Finish Line, Inc., Class A	6,057

Retail-Women's Clothing Stores - 1.14%
855	Christopher & Banks Corp. *	5,335

Rubber & Plastics Footwear - 1.61%
95	Deckers Outdoor Corp. *	7,500

Savings Institution, Federally Chartered - 0.95%
55	Bofi Holding, Inc. *	4,434

Secondary Smelting & Refining of Nonferrous Metals - 1.21%
185	Constellium N.V., (Netherlands) Class A *	5,646

Semiconductors & Related Devices - 7.95%
190	Ambarella, Inc. *	4,721
475	Applied Micro Circuits Corp. *	4,612
200	Finisar Corp. *	5,230
800	GT Advanced Technologies, Inc. *	13,288
80	Hittite Microwave Corp.	4,749
210	InvenSense, Inc. *	4,521
		37,121
Services-Commercial Physical & Biological Research - 0.99%
385	Exact Sciences Corp. *	4,620

Services-Computer Processing & Data Preparation - 2.49%
1,000	Five9, Inc. *	7,130
270	Pegasystems, Inc.	4,474
		11,604
Services-Computer Programming - 1.26%
95	Synaptics, Inc. *	5,904

Services-Consumer Credit Reporting, Collection Agencies - 1.10%
90	Portfolio Recovery Associates, Inc. *	5,144

Services-Health Services - 0.93%
140	US Physical Therapy, Inc.	4,319

Services-Prepackaged Software - 3.87%
245	AVG Technologies N.V. (Netherlands)*	4,589
75	Bally Technologies, Inc. *	4,883
275	Tangoe, Inc. *	4,136
145	Web.com Group, Inc. *	4,453
		18,061
State Commercial Banks - 2.04%
235	Customers Bancorp, Inc. *	5,177
140	First NBC Bank Holding Co. *	4,354
		9,531
Telegraph & Other Message Communications - 1.04%
105	j2 Global, Inc.	4,868

Telephone Communications (No Radio Telephone) - 0.99%
1,205	Vonage Holdings Corp. *	4,627

Trucking (No Local) - 0.92%
175	Universal Truckload Services, Inc.	4,316

Watches, Clocks, Clockwork Operated Devices/Parts - 0.93%
110	Movado Group, Inc.	4,321

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.99%
165	Primoris Services Corp.	4,617

Wholesale-Groceries & Related Products - 1.04%
65	Domino's Pizza, Inc.	4,835

Wholesale-Industrial Machinery - 1.33%
55	DXP Enterprises, Inc. *	6,227

Wholesale-Petroleum & Petroleum Product - 0.99%
500	Aegean Marine Petroleum Network, Inc.	4,615

TOTAL FOR COMMON STOCKS (Cost $386,487) - 91.06%		425,002

TOTAL INVESTMENTS (Cost $386,487) - 91.06%		425,002

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.94%		41,732

NET ASSETS - 100.00%		$ 466,734

ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 94.07%

Abrasive, Asbestos & Misc. Nonmetallic Mineral Product - 1.31%
65	CARBO Ceramics, Inc.	$ 9,094

Air Transportation, Scheduled - 2.51%
70	Copa Holdings SA, Class A (Panama)	9,470
140	Spirit Airlines, Inc. *	7,958
		17,428
Air-Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 1.09%
90	Lennox International, Inc.	7,545

Calculating & Accounting Machines (No Electronic Computers) - 1.12%
255	NCR Corp. *	7,780

Carpets & Rugs - 1.14%
60	Mohawk Industries, Inc. *	7,945

Cement, Hydraulic - 1.20%
100	Eagle Materials, Inc.	8,333

Computer Communications Equipment - 1.14%
75	F5 Networks, Inc. *	7,888

Construction Special Trade Contractors - 1.10%
95	Chicago Bridge & Iron Co. N.V. (Netherlands)	7,607

Construction Machinery & Equipment - 1.08%
235	The Manitowoc Company, Inc.	7,468

Crude Petroleum & Natural Gas - 3.87%
110	Gulfport Energy Corp. *	8,104
200	Oasis Petroleum, Inc. *	9,302
320	Rice Energy, Inc. *	9,504
		26,910
Engines & Turbines - 1.25%
105	Power Solutions International, Inc. *	8,689

Fire, Marine & Casualty Insurance - 1.17%
210	AmTrust Financial Services, Inc.	8,121

Food & Kindred Product - 1.11%
90	The Hain Celestial Group, Inc. *	7,742

Glass Containers - 1.17%
255	Owens-Illinois, Inc. *	8,104

Household Furniture - 1.08%
310	La-Z-Boy, Inc. *	7,511

In Vitro & In Vivo Diagnostic - 1.34%
220	Myriad Genetics, Inc.	9,286

Industrial Organic Chemicals - 1.12%
125	Methanex Corp. (Canada)	7,750

Instruments for Measuring & Testing - 1.07%
420	Teradyne, Inc. *	7,421

Investment Advice - 3.30%
1,055	Fortress Investment Group, LLC	7,543
625	Och-Ziff Capital Management Group, LLC	7,494
245	The Carlyle Group, LP *	7,860
		22,897
Lessors of Real Property, NEC - 1.22%
250	HFF, Inc.	8,500

Miscellaneous Chemical Products - 1.03%
75	Cytec Industries, Inc.	7,149

Motor Homes - 1.23%
140	Thor Industries, Inc.	8,522

Motor Vehicle Parts & Accessories - 5.95%
135	BorgWarner, Inc.	8,389
265	Gentex Corp.	7,597
235	Gentherm, Inc. *	8,542
140	Tenneco, Inc. *	8,382
105	TRW Automotive Holdings Corp. *	8,437
		41,347
Motor Vehicle & Passenger Car Bodies - 2.24%
145	Oshkosh Corp.	8,049
70	WABCO Holdings, Inc. (Belgium) *	7,491
		15,540
Newspapers: Publishing or Publishing & Printing - 1.08%
935	Journal Communications, Inc., Class A *	7,499

Oil & Gas Field Exploration & Services - 1.27%
695	Kodiak Oil & Gas Corp. *	8,833

Oil & Gas Field Machinery & Equipment - 1.38%
85	Dril-Quip, Inc. *	9,615

Oil & Gas Field Services, NEC - 1.08%
40	Core Laboratories NV (Netherlands)	7,507

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.06%
455	TASER International, Inc. *	7,348

Paints, Varnishes, Lacquers, Enamels & Allied Product - 1.05%
100	The Valspar Corp.	7,304

Paperboard Containers & Boxes - 1.10%
115	Packaging Corporation of America	7,662

Pharmaceutical Preparations - 2.19%
55	Jazz Pharmaceuticals Public Limited Co. (Ireland) *	7,419
230	WuXi PharmaTech, Inc. A D R (Cayman)*	7,820
		15,239
Plastic, Foil & Coated Paper - 1.37%
155	Celanese Corp., Series A	9,522

Radio & TV Broadcasting & Communication - 1.63%
220	ARRIS Group, Inc. *	5,740
145	Ubiquiti Networks, Inc. *	5,616
		11,356
Retail-Computer & Computer Software - 1.23%
215	GameStop Corp., Class A	8,531

Retail-Eating Places - 3.30%
140	Brinker International, Inc.	6,880
60	Buffalo Wild Wings, Inc. *	8,767
280	Del Frisco's Restaurant Group, Inc. *	7,283
		22,930
Rubber & Plastics Footwear - 1.36%
120	Deckers Outdoor Corp. *	9,474

Security Brokers, Dealers & Flotation Companies -1.18%
175	Stifel Financial Corp. *	8,185

Semiconductors & Related Devices - 10.58%
285	Ambarella, Inc.	7,082
830	Applied Micro Circuits Corp. *	8,059
1,020	Atmel Corp. *	7,925
295	Finisar Corp. *	7,714
1,090	GT Advanced Technologies, Inc. *	18,105
120	IPG Photonics Corp. *	7,756
180	Microchip Technology, Inc.	8,557
880	ON Semiconductor Corp. *	8,281
		73,479
Services-Automotive Repair, Services & Parking - 1.22%
1,300	GKN PLC. ADR	8,489

Services-Business Services - 2.04%
180	MSCI Inc., Class A *	7,297
310	PowerSecure International, Inc. *	6,891
		14,188
Services-Commercial Physical & Biological Research - 1.05%
605	Exact Sciences Corp. *	7,260

Services-Computer Integrated Systems Design - 0.89%
125	Open Text Corp.	6,167

Services-Computer Processing & Data Preparation - 1.25%
1,220	Five9, Inc. *	8,699

Services-Computer Programming Services - 1.16%
130	Synaptics, Inc. *	8,079

Services-Consumer Credit Reporting, Collection Agencies - 1.23%
150	Portfolio Recovery Associates, Inc. *	8,572

Services-Equipment Rental & Leasing, NEC - 2.41%
210	AerCap Holdings N.V. (Netherlands) *	8,763
85	United Rentals, Inc. *	7,976
		16,739
Services-Hospitals - 1.15%
135	MEDNAX, Inc.	7,999

Services-Prepackaged Software - 3.52%
140	ACI Worldwide, Inc. *	8,001
105	Ansys, Inc. *	8,013
130	Bally Technologies, Inc. *	8,464
		24,478
Tires & Inner Tubes - 1.11%
305	The Goodyear Tire & Rubber Co.	7,686

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.00%
175	MasTec, Inc. *	6,926

Wholesale-Electronic Parts & Equipment, NEC - 1.24%
200	Avnet, Inc.	8,626

Wholesale-Industrial Machinery - 1.38%
85	DXP Enterprises, Inc. *	9,623

Wholesale-Miscellaneous Nondurable Goods - 1.44%
175	Jarden Corp. *	10,001

Wholesale-Motor Vehicles & Motor Vehicles & Parts - 1.28%
305	LKQ Corp.	8,882

TOTAL FOR COMMON STOCKS (Cost $617,017) - 94.07%		653,475

TOTAL INVESTMENTS (Cost $617,017) - 94.07%		653,475

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.93%		41,171

NET ASSETS - 100.00%		$ 694,646

ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
Assets:	Companies Fund	Cap Fund	Cap Fund
Investments, at Fair Value (Cost $164,861,412, $386,487, & $617,017, respectively)	$ 185,231,844	$ 425,002	$ 653,475
Cash	2,873,877	37,754	17,129
Receivables:
Securities Sold	1,279,378	-	16,663
Due from Advisor	-	16,232	16,539
Shareholder Subscriptions	94,025	-	2,400
Interest & Dividends	61,730	7	159
Prepaid Expenses	20,111	770	1,362
Total Assets	189,560,965	479,765	707,727
Liabilities:
Securities Purchased	1,786,082	-	-
Shareholder Redemptions	229,698	-	-
Due to Advisor	180,448	-	-
Administrative Fees	16,272	279	283
Distribution Fees	80,174	523	536
Trustee Fees	2,611	1,423	1,423
Other Accrued Expenses	224,782	10,806	10,839
Total Liabilities	2,520,067	13,031	13,081
Net Assets	$ 187,040,898	$ 466,734	$ 694,646

Net Assets Consist of:
Paid In Capital	151,880,450	390,365	611,697
Accumulated Undistributed Net Investment Loss	(1,511,741)	(1,439)	(1,041)
Accumulated Undistributed Realized Gain on Investments	16,301,757	39,293	47,532
Unrealized Appreciation in Value of Investments	20,370,432	38,515	36,458
Net Assets (Unlimited number of shares authorized without par value)	$ 187,040,898	$ 466,734	$ 694,646

Shares Outstanding	5,306,669	34,532	49,659

Net Asset Value Per Share and Offering Price ($187,040,898/5,306,669,
$466,734/34,532, and $694,646/49,659, respectively).	$ 35.25	$ 13.52	$ 13.99

Minimum Redemption Price Per Share*	$ 34.54	$ 13.25	$ 13.71

*The Funds will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase for the Emerging Companies Fund and 60 days of purchase for the Small and SMID Cap Funds.  The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statements of Operations
For the six months ended April 30, 2014 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
	Companies Fund	Cap Fund	Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $7, and $11, respectively)	$ 509,303	$ 1,397	$ 1,964
Total Investment Income	509,303	1,397	1,964

Expenses:
Advisory (Note 2)	1,295,529	1,891	2,049
Distribution (Note 2)	259,106	473	512
Administrative (Note 2)	103,642	189	205
Shareholder Servicing (Note 2)	155,463	284	308
Printing and Mailing	17,356	92	62
Registration	22,901	1,298	1,405
Compliance	18,100	2,976	2,974
Legal Fees	11,821	1,480	1,480
Trustee Fees	32,611	11,556	11,556
Transfer Agent	38,532	1,795	2,165
Fund Accounting	30,199	4,200	4,200
Custody	20,046	1,387	1,187
Audit	15,817	6,000	6,000
Insurance	4,166	273	274
Miscellaneous	8,402	3,065	3,285
Gross Expenses	2,033,691	36,959	37,662
Fees Waived/Reimbursed by the Advisor (Note 2)	(12,647)	(34,123)	(34,588)
Net Expenses	2,021,044	2,836	3,074

Net Investment Loss	(1,511,741)	(1,439)	(1,110)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	16,894,344	39,293	47,647
Net Change in Unrealized Appreciation on Investments	(11,861,420)	(5,186)	5,879
Net Realized and Unrealized Gain on Investments	5,032,924	34,107	53,526

Net Increase in Net Assets Resulting from Operations	$ 3,521,183	$ 32,668	$ 52,416

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2014	10/31/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (1,511,741)	$ (1,541,355)
Net Realized Gain on Investments	16,894,344	32,109,313
Net Change in Unrealized Appreciation on Investments	(11,861,420)	24,484,258
Net Increase in Net Assets Resulting from Operations	3,521,183	55,052,216

Distributions to Shareholders: (Note 4)
Net Investment Income	-	-
Realized Gains	(26,904,558)	(13,893,966)
Total Dividends and Distributions Paid to Shareholders	(26,904,558)	(13,893,966)

Capital Share Transactions:
Proceeds from Sale of Shares	19,742,442	44,730,461
Shares Issued on Reinvestment of Dividends	25,010,899	13,400,309
Proceeds from Early Redemption Fees	31,609	49,458
Cost of Shares Redeemed	(37,107,294)	(61,508,327)
Net Increase (Decrease) in Net Assets from Shareholder Activity	7,677,656	(3,328,099)

Net Assets:
Net Increase (Decrease) in Net Assets	(15,705,719)	37,830,151
Beginning of Year	202,746,617	164,916,466
End of Year (Including Accumulated Undistributed Net Investment
Income/(Loss) of $(1,511,741) and $0, Respectively)	$187,040,898	$202,746,617

Share Transactions:
Shares Sold	514,899	1,269,215
Shares Issued on Reinvestment of Dividends	659,918	435,782
Shares Redeemed	(988,213)	(1,757,494)
Net Increase (Decrease) in Shares	186,604	(52,497)
Outstanding at Beginning of Year	5,120,065	5,172,562
Outstanding at End of Year	5,306,669	5,120,065

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Period
	Ended	Ended *
	4/30/2014	10/31/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (1,439)	$ (957)
Net Realized Gain on Investments	39,293	9,757
Net Change in Unrealized Appreciation on Investments	(5,186)	43,701
Net Increase in Net Assets Resulting from Operations	32,668	52,501

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(8,800)	-
Total Dividends and Distributions Paid to Shareholders	(8,800)	-

Capital Share Transactions:
Proceeds from Sale of Shares	185,515	240,000
Shares Issued on Reinvestment of Dividends	8,800	-
Proceeds from Early Redemption Fees	48	-
Cost of Shares Redeemed	(43,998)	-
Net Increase in Net Assets from Shareholder Activity	150,365	240,000

Net Assets:
Net Increase in Net Assets	174,233	292,501
Beginning of Period	292,501	-
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(1,439) and $0, Respectively)	$ 466,734	$ 292,501

Share Transactions:
Shares Sold	13,704	23,494
Shares Issued on Reinvestment of Dividends	659	-
Shares Redeemed	(3,325)	-
Net Increase in Shares	11,038	23,494
Outstanding at Beginning of Period	23,494	-
Outstanding at End of Period	34,532	23,494

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Period
	Ended	Ended *
	4/30/2014	10/31/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (1,110)	$ (715)
Net Realized Gain on Investments	47,647	13,668
Net Change in Unrealized Appreciation on Investments	5,879	30,579
Net Increase in Net Assets Resulting from Operations	52,416	43,532

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(12,999)	-
Total Dividends and Distributions Paid to Shareholders	(12,999)	-

Capital Share Transactions:
Proceeds from Sale of Shares	382,993	222,300
Shares Issued on Reinvestment of Dividends	12,999	-
Proceeds from Early Redemption Fees	48	-
Cost of Shares Redeemed	(6,643)	-
Net Increase in Net Assets from Shareholder Activity	389,397	222,300

Net Assets:
Net Increase in Net Assets	428,814	265,832
Beginning of Period	265,832	-
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(1,041) and $69, Respectively)	$ 694,646	$ 265,832

Share Transactions:
Shares Sold	27,450	21,715
Shares Issued on Reinvestment of Dividends	995	-
Shares Redeemed	(501)	-
Net Increase in Shares	27,944	21,715
Outstanding at Beginning of Period	21,715	-
Outstanding at End of Period	49,659	21,715

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	4/30/2014		10/31/2013	10/31/2012	10/31/2011	10/31/2010	10/31/2009

Net Asset Value, at Beginning of Period	$ 39.60		$ 31.88	$ 30.31	$ 28.71	$ 22.07	$ 17.37

Income From Investment Operations:
Net Investment Loss *	(0.28)		(0.30)	(0.38)	(0.43)	(0.34)	(0.24)
Net Gain on Securities (Realized and Unrealized)	1.18		10.80	1.92	2.01	6.96	4.94
Total from Investment Operations	0.90		10.50	1.54	1.58	6.62	4.70

Distributions from:
Net Investment Income	-		-	-	-	-	-
Net Realized Gain	(5.26)		(2.79)	-	-	-	-
Total from Distributions	(5.26)		(2.79)	-	-	-	-

Redemption Fees	0.01		0.01	0.03	0.02	0.02	-	**

Net Asset Value, at End of Period	$ 35.25		$ 39.60	$ 31.88	$ 30.31	$ 28.71	$ 22.07

Total Return	1.37%	(b)	35.48%	5.18%	5.57%	30.09%	27.06%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 187,041		$ 202,747	$ 164,916	$ 161,716	$ 114,066	$ 64,312
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.96%	(a)	1.90%	1.86%	1.74%	1.80%	2.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.47)%	(a)	(0.84)%	(1.17)%	(1.14)%	(1.19)%	(1.62)%
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95%	(a)	1.90%	1.90%	1.95%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.46)%	(a)	(0.84)%	(1.20)%	(1.35)%	(1.34)%	(1.33)%
Portfolio Turnover	49.63%	(b)	114.68%	154.34%	101.60%	138.60%	142.15%

* Net Investment (Loss) per share amounts were calculated using the average share method.
** Amount calculated is less than $0.005.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the Period
	Ended		Ended *
	4/30/2014		10/31/2013

Net Asset Value, at Beginning of Period	$ 12.45		$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.05)		(0.05)
Net Gain on Securities (Realized and Unrealized)	1.44		2.50
Total from Investment Operations	1.39		2.45

Distributions from:
Net Investment Income	-		-
Net Realized Gain	(0.32)		-
Total from Distributions	(0.32)		-

Redemption Fees	-	***	-

Net Asset Value, at End of Period	$ 13.52		$ 12.45

Total Return	11.16%	(b)	24.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 467		$ 293
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	19.50%	(a)	30.57%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(18.76)%	(a)	(29.77)%	(a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.76)%	(a)	(0.70)%	(a)
Portfolio Turnover	96.81%	(b)	103.86%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
** Net Investment (Loss) per share amounts were calculated using the average share method.
*** Amount calculated is less than $0.005.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the Period
	Ended		Ended *
	4/30/2014		10/31/2013

Net Asset Value, at Beginning of Period	$ 12.24		$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.04)		(0.04)
Net Gain on Securities (Realized and Unrealized)	2.28		2.28
Total from Investment Operations	2.24		2.24

Distributions from:
Net Investment Income	-		-
Net Realized Gain	(0.49)		-
Total from Distributions	(0.49)		-

Redemption Fees	-	***	-

Net Asset Value, at End of Period	$ 13.99		$ 12.24

Total Return	18.58%	(b)	22.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 695		$ 266
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	18.27%	(a)	33.07%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(17.32)%	(a)	(32.15)%	(a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54)%	(a)	(0.58)%	(a)
Portfolio Turnover	119.84%	(b)	101.42%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
** Net Investment (Loss) per share amounts were calculated using the average share method.
*** Amount calculated is less than $0.005.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Emerging Companies Fund”), formerly the Satuit Capital Micro Cap Fund, Satuit Capital U.S. Small Cap Fund (“Small Cap Fund”), and Satuit Capital U.S. SMID Cap Fund (“SMID Cap Fund”) (collectively the “Funds”) are a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company.  The objective of the Funds is to provide investors with long-term capital appreciation.  The Trust is an open-end, management investment company and the Funds are a “diversified” series of the Trust, as that term is defined in the Act.

The Small Cap Fund and the SMID Cap Fund commenced investment operations on April 1, 2013.

The Emerging Companies Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase. The Small Cap Fund and the SMID Cap Fund will charge a 2.00% redemption fee on all shares redeemed less than 60 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: The Funds’ securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Funds’ investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Funds’ could obtain for a security if it were to dispose of that security as of the time of pricing.

Equity securities (common stocks, including ADRs and warrants) - Equity securities are generally valued by using market quotations. The market quotation used for equity securities, including those listed on the NASDAQ, is the last sale price on the date on which the valuation is made or, in the absence of sales, the last prior sale price on which the valuation was made. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds: Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Funds’ would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2014:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ assets by the above fair value hierarchy levels as of April 30, 2014:

Emerging Companies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 185,231,844	$ -	$ -	$ 185,231,844
Warrants	-	-	-	-
Total	$ 185,231,844	$ -	$ -	$ 185,231,844

Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 425,002	$ -	$ -	$ 425,002
Total	$ 425,002	$ -	$ -	$ 425,002

SMID Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 653,475	$ -	$ -	$ 653,475
Total	$ 653,475	$ -	$ -	$ 653,475

(a) Refer to the Funds’ Schedule of Investments for a listing of securities by security type and industry.

The Funds did not hold any Level 3 assets during the six months ended April 30, 2014. The Funds did not hold any derivative instruments at any time during the six months ended April 30, 2014. There were no transfers into or out of Level 1 or Level 2 during the six months ended April 30, 2014. It is the Funds policy to recognize transfers into and out of all Levels at the end of the reporting period.

Federal Income Taxes: The Funds policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2010 - 2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the six months ended April 30, 2014, the Funds did not incur any interest or penalties.

Security Transactions and Income: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Other: Expenses incurred by SCMT that do not relate to a specific fund of SCMT are allocated in accordance to SCMT’s expense policy.

Accounting Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Organizational and Offering Costs: Organizational and offering costs consist of costs incurred to establish the Small Cap Fund and the SMID Cap Fund, and enable it to legally do business, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Satuit Capital Management, LLC (“SCM”), provides investment services for an annual fee of 1.25% for the Emerging Companies Fund, of the average daily net assets.  Per an expense limitation agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses to 1.95% of average net assets for the Emerging Companies Fund through October 31, 2014.  For the six months ended April 30, 2014, SCM earned fees of $1,295,529 for the Emerging Companies Fund. As of April 30, 2014, the Emerging Companies Fund owed SCM $180,448.

Pursuant to the terms of the Expense Limitation Agreement, SCM is entitled to reimbursement of fees waived or reimbursed by SCM to the Emerging Companies Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Emerging Companies Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SCM is the sum of all fees waived or reimbursed by SCM to the Emerging Companies Fund during any of the previous three years, less any reimbursement previously paid by the Emerging Companies Fund to SCM with respect to any waivers, reductions, and payments made with respect to the Emerging Companies Fund. As of October 31, 2013, SCM has recouped all previously waived fees. For the six months ended April 30, 2014 SCM waived $12,647 for the Emerging Companies Fund.

Pursuant to an Investment Advisory Agreement, Satuit Funds Management, LLC (“SFM”), provides investment services for an annual fee of 1.00% for the Small Cap Fund and the SMID Cap Fund, of the average daily net assets, respectively.  Per an expense limitation agreement, SFM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Small Cap Fund and the SMID Cap Fund shares to 1.50% of average net assets through October 31, 2014.  For the six months ended April 30, 2014, SFM earned fees of $1,891 and $2,049 for the Small Cap Fund and the SMID Cap Fund, respectively.  As of April 30, 2014, SFM owed the Small Cap Fund and SMID Cap Fund $16,232 and $16,539, respectively.

Pursuant to the terms of the Expense Limitation Agreement, SFM is entitled to reimbursement of fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund from prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Small Cap Fund’s and the SMID Cap Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SFM is the sum of all fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund during any of the previous three years, less any reimbursement previously paid by the Small Cap Fund and the SMID Cap Fund to SFM with respect to any waivers, reductions, and payments made with respect to the Small Cap Fund and the SMID Cap Fund. SFM waived/reimbursed $34,123 and $34,588 of fees per the Expense Limitation Agreement for the Small Cap Fund and the SMID Cap Fund, respectively, for the six months ended April 30, 2014.

As of October 31, 2013, the following is subject to repayment by the Small Cap Fund and SMID Cap Fund to SFM pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Small Cap Fund	SMID Cap Fund
October 31, 2013	October 31, 2016	$39,668	$39,056

The Emerging Companies Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Emerging Companies Fund or SCM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Emerging Companies Fund shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Emerging Companies Fund or SCM.  The Emerging Companies Fund or SCM may incur such distribution expenses at the rate of 0.25% per annum of the Emerging Companies Fund average daily net assets.  For the six months ended April 30, 2014, there was $259,106 of 12b-1 fees incurred by the Emerging Companies Fund. As of April 30, 2014, the Emerging Companies Fund owed $80,174 in distribution fees.

The Small Cap Fund and the SMID Cap Fund have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Small Cap Fund and the SMID Cap Fund or SFM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Small Cap Fund’s and the SMID Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund and the SMID Cap Fund or SFM.  The Small Cap Fund and the SMID Cap Fund or SFM may incur such distribution expenses at the rate of 0.25% per annum on the Small Cap Fund’s and the SMID Cap Fund’s average daily net assets.  For the six months ended April 30, 2014, there were $473 and $512 of 12b-1 fees incurred by the Small Cap Fund and SMID Cap Fund, respectively. As of April 30, 2014, the Small Cap and SMID Cap Funds owed $523 and $536 in distribution fees, respectively.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earned $42,492 as stated on the Statements of Operations for the six months ended April 30, 2014.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $38,599 as stated on the Statements of Operations for the six months ended April 30, 2014.

Satuit Funds Administration, LLC serves as the Funds Administrator and is under common ownership of SCM and SFM.  Pursuant to an Administration Agreement, Satuit Funds Administration, LLC provides administrative services for an annual fee of 0.10% of the average daily net assets.  In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $103,642 from the Emerging Companies Fund, $189 from the Small Cap Fund and $205 for the SMID Cap Fund for the six months ended April 30, 2014.

Satuit Funds Administration, LLC serves as the Funds Shareholder Servicing Agent, and is under common ownership of SCM and SFM.  Pursuant to a Shareholder Servicing Agreement, Satuit Funds Administration, LLC provides shareholder services for an annual fee of up to 0.25% of the average daily net assets. During the current period, the Satuit Funds Administration, LLC charged fees to the Funds of 0.15% of the average daily net assets. In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $155,463 from the Emerging Companies Fund, $284 from the Small Cap Fund and $308 for the SMID Cap Fund for the six months ended April 30, 2014.

Note 3. Investments

The cost of purchases and the proceeds of the Emerging Companies Fund from sales of securities other than short-term notes for the six months ended April 30, 2014, aggregated $99,855,127 and $110,010,248, respectively.

The cost of purchases and the proceeds of the Small Cap Fund from sales of securities other than short-term notes for the six months ended April 30, 2014, aggregated $453,545 and $360,186, respectively.

The cost of purchases and the proceeds of the SMID Cap Fund from sales of securities other than short-term notes for the six months ended April 30, 2014, aggregated $821,608 and $477,733, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

On December 27, 2013, the Emerging Companies Fund paid a long-term capital gain distribution of $2.4966 per share to shareholders on December 26, 2013 for a total distribution of $12,765,967. On December 27, 2013, the Emerging Companies Fund paid a short-term capital gain distribution of $2.76504 per share to shareholders on December 26, 2013 for a total distribution of $14,138,591.

On December 27, 2012, the Emerging Companies Fund paid a long-term capital gain distribution of $2.7891 per share to shareholders on December 26, 2012 for a total distribution of $13,893,966.

On December 27, 2013, the Small Cap Fund paid a short-term capital gain distribution of $0.3153 per share to shareholders on December 26, 2013 for a total distribution of $8,800.

On December 27, 2013, the SMID Cap Fund paid a short-term capital gain distribution of $0.48954 per share to shareholders on December 26, 2013 for a total distribution of $12,999.

For federal income tax purposes the costs of securities owned at April 30, 2014, were $164,861,412, $386,487, and $617,017 for the Emerging Companies Fund, Small Cap Fund, and SMID Cap Fund, respectively.  At April 30, 2014, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Emerging Companies Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$26,791,466	$(6,421,034)	$20,370,432

Small Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$53,813	$(15,298)	$38,515

SMID Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$55,478	$(19,020)	$36,458

As of October 31, 2013, the components of distributable earnings for the Emerging Companies Fund on a tax basis were as follows:

Accumulated Undistributed Capital Gains

$ 26,904,492

Net Unrealized Appreciation

   31,639,331

$ 58,543,823

As of October 31, 2013, the components of distributable earnings for the Small Cap Fund on a tax basis were as follows:

Accumulated Undistributed Capital Gains

$   8,800

Net Unrealized Appreciation

   43,701

$ 52,501

As of October 31, 2013, the components of distributable earnings for the SMID Cap Fund on a tax basis were as follows:

Accumulated Undistributed Capital Gains

$ 12,999

Net Unrealized Appreciation

   30,533

$ 43,532

Note 5. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of April 30, 2014, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 25% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of April 30, 2014, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of April 30, 2014, Robert Sullivan owned approximately 31% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund.  As of April 30, 2014, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 31% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.  As of April 30, 2014, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 34% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.

Satuit Capital Management Trust
Expense Illustration
April 30, 2014 (Unaudited)

Expense Example

As a shareholder of the Satuit Capital Management Trust, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 through April 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Satuit Capital U.S. Emerging Companies Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,013.73	$9.74
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,111.57	$7.85
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. SMID Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,185.82	$8.13
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION

APRIL 30, 2014 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, 2013 are available without charge upon request by (1) calling the Fund at (866) 972-8848 and/or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the fiscal quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-972-8848.

Trustees and Officers - Information pertaining to the trustees and officers of the Funds are set forth below. The names, addresses and ages of the trustees and officers of the Funds, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Chief Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.  Managing Director and Chief Investment Officer of Satuit Funds Management, LLC, a registered investment adviser, from April, 2013 to Present.

				N/A

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 238 Public Square Suite 200 Franklin, TN 37064 (1940)	Trustee since October, 2002 - Indefinitely	3

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds
William E. Poist 238 Public Square Suite 200 Franklin, TN 37064 (1939)	Trustee since November, 2003 - Indefinitely	3

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 4 Funds
Paul M. Dickinson 238 Public Square Suite 200 Franklin, TN 37064 (1947)	Trustee since November 2003 - Indefinitely	3

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen

Anthony J. Hertl 238 Public Square Suite 200 Franklin, TN 37064 (1950)	Trustee since October, 2002 - Indefinitely	3	Consultant to small and emerging businesses (since 2000).

AdvisorOne Funds (12 portfolios) (2004 – October, 2010);  The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007 – February, 2011: World Funds Trust (3 portfolios) (2010 – October, 2013); Global Real Estate Fund; Northern Lights Fund Trust (98 portfolios) (since 2006); and  Northern Lights Variable Trust (27 portfolios) (since 2006).

Officers:
Robert J. Sullivan 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
David Jones Drake Compliance, LLC. 422 Fleming Street, Suite 7 Key West, FL 33040 (1957)	Chief Compliance Officer	3	Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998.	N/A

Investment Adviser:

Satuit Capital U.S. Emerging Companies Fund

Satuit Capital Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Satuit Capital U.S. Small Cap Fund and the Satuit Capital U.S. SMID Cap Fund

Satuit Funds Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio  44115

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Management Trust’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Management Trust. This report is not intended for distribution to prospective investors in the Fund(s), unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 7, 2014

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 7, 2014

*

Print the name and title of each signing officer under his or her signature.